MERRILL LYNCH
                                                             GLOBAL FINANCIAL
                                                             SERVICES FUND, INC.

                               [GRAPHIC OMITTED]

                                                    STRATEGIC
                                                             Performance


                                                             Semi-Annual Report
                                                             March 31, 2000

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
James Ellman, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Browns Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report for Merrill Lynch Global Financial Services Fund, Inc. In this and future shareholder reports, we will highlight the Fund's performance and describe recent investment activities. The Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks of financial services companies that we believe have the potential to increase in value. The Fund will seek to achieve its investment objective by investing all of its assets in Master Global Financial Services Portfolio, which has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio.

Since inception (November 26, 1999) through March 31, 2000, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +2.50%, +2.20%, +2.20% and +2.40%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) This compares favorably with the -0.90% total return of the unmanaged Standard & Poor's Financials Index and the Lipper Analytical Services Inc.'s peer group of financial services funds, which had an average total return of -2.1%.

The Fund's outperformance was driven by the Portfolio's careful stock selection as well as industry positioning. Our strategy of seeking companies with earnings momentum led to successful large positions in Silicon Valley Bancshares, Kansas City Southern Industries, Inc. (owner of DST Systems and Janus), Knight/Trimark Group, Inc., Amvescap PLC, The Chase Manhattan Corporation and U.S. Trust Corporation, among others. By period-end, the Portfolio was overweighted in the credit card specialist, brokerage and money center bank areas. Underweighted sectors included reinsurance, property and casualty insurance and savings and loan associations. We currently favor large-capitalization stocks over smaller competitors. During the period, we maintained the Portfolio's cash position at approximately 5% of net assets.

Financial stocks were under extreme pressure throughout most of the period. Fears of rising interest rates and continued sector rotation into technology-oriented stocks extended the underperformance of financial issues that has been ongoing since 1998. However, financial stocks have been showing improvement, and staged a very strong rally in March. Solid earnings, concerns that technology stocks have peaked and expectations that the Federal Reserve Board may be close to finishing its current policy of raising interest rates have focused renewed interest on bank, insurance and brokerage shares. We hope that a continued recovery in investor attention to this group will allow financial stocks to outperform the broader market for the balance of 2000.

In Conclusion

We appreciate your investment in Merrill Lynch Global Financial Services Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James Ellman

James Ellman
Senior Vice President and
Portfolio Manager


May 8, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                     2 & 3

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                                 Since Inception
As of March 31, 2000                                              Total Return
================================================================================
ML Global Financial Services Fund, Inc. Class A Shares                +2.50%
--------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares                +2.20
--------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares                +2.20
--------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class D Shares                +2.40
================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 11/26/99.

Aggregate Total Return

                                           % Return Without     % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (11/26/99)
through 3/31/00                                 +2.50%             -2.88%
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                              % Return             % Return
                                             Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (11/26/99)
through 3/31/00                                 +2.20%             -1.80%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return             % Return
                                            Without CDSC          With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (11/26/99)
through 3/31/00                                 +2.20%             +1.20%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without     % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (11/26/99)
through 3/31/00                                 +2.40%             -2.98%
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.  As of March 31, 2000
====================================================================================================================================
Assets:              Investment in Global Financial Services Portfolio, at value
                     (identified cost--$64,830,248) .................................................                   $67,299,061
                     Prepaid expenses ...............................................................                       130,733
                                                                                                                        -----------
                     Total assets ...................................................................                    67,429,794
                                                                                                                        -----------
====================================================================================================================================
Liabilities:         Payables:
                       Administrative fees ..........................................................  $    69,992
                       Distributor ..................................................................       42,389          112,381
                                                                                                       -----------
                     Accrued expenses and other liabilities .........................................                        37,208
                                                                                                                        -----------
                     Total liabilities ..............................................................                       149,589
                                                                                                                        -----------
====================================================================================================================================
Net Assets:          Net assets .....................................................................                   $67,280,205
                                                                                                                        ===========
====================================================================================================================================
Net Assets           Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                   $    48,648
Consist of:          Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                       420,834
                     Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                        97,473
                     Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                        91,189
                     Paid-in capital in excess of par ...............................................                    64,776,410
                     Accumulated investment loss--net ...............................................                       (70,913)
                     Accumulated realized capital losses on investments from the Portfolio--net .....                      (552,249)
                     Unrealized appreciation on investments from the Portfolio--net .................                     2,468,813
                                                                                                                        -----------
                     Net assets .....................................................................                   $67,280,205
                                                                                                                        ===========
====================================================================================================================================
Net Asset            Class A--Based on net assets of $4,986,931 and 486,477 shares outstanding ......                   $     10.25
Value:                                                                                                                  ===========
                     Class B--Based on net assets of $42,994,029 and 4,208,343 shares outstanding ...                   $     10.22
                                                                                                                        ===========
                     Class C--Based on net assets of $9,957,929 and 974,731 shares outstanding ......                   $     10.22
                                                                                                                        ===========
                     Class D--Based on net assets of $9,341,316 and 911,894 shares outstanding ......                   $     10.24
                                                                                                                        ===========
====================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.  For the Period November 26, 1999+ to March 31, 2000
====================================================================================================================================
Investment           Investment income allocated from the Portfolio (net of $8,870 foreign
Income:              withholding tax) ................................................................                   $  456,712
                     Expenses allocated from the Portfolio ...........................................                     (133,971)
                                                                                                                         ----------
                     Net investment income from the Portfolio ........................................                      322,741
                                                                                                                         ----------
====================================================================================================================================
Expenses:            Account maintenance and distribution fees--Class B ..............................   $  125,675
                     Administration fee ..............................................................       69,992
                     Offering costs ..................................................................       60,725
                     Registration fees ...............................................................       40,187
                     Printing and shareholder reports ................................................       32,187
                     Account maintenance and distribution fees--Class C ..............................       29,131
                     Transfer agent fees--Class B ....................................................       14,239
                     Account maintenance fee--Class D ................................................        7,296
                     Professional fees ...............................................................        4,834
                     Transfer agent fees--Class C ....................................................        3,453
                     Transfer agent fees--Class D ....................................................        2,787
                     Transfer agent fees--Class A ....................................................        1,543
                     Accounting services .............................................................          419
                     Other ...........................................................................        1,186
                                                                                                         ----------
                     Total expenses ..................................................................                      393,654
                                                                                                                         ----------
                     Investment loss--net ............................................................                      (70,913)
                                                                                                                         ----------
====================================================================================================================================
Realized &           Realized loss from the Portfolio:
Unrealized Gain        Investments--net ..............................................................     (551,344)
(Loss) from the        Foreign currency transactions--net ............................................         (905)       (552,249)
Portfolio--Net:                                                                                          ----------
                     Unrealized appreciation on investments from the Portfolio--net ..................                    2,468,813
                                                                                                                         ----------
                     Net Increase in Net Assets Resulting from Operations ............................                   $1,845,651
                                                                                                                         ----------
====================================================================================================================================

+ Commencement of operations.

  See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
GLOBAL FINANCIAL                                                                                                   Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Assets:                                                             March 31, 2000
====================================================================================================================================
Operations:          Investment loss--net .......................................................................    $   (70,913)
                     Realized loss on investments from the Portfolio--net .......................................       (552,249)
                     Unrealized appreciation on investments from the Portfolio--net .............................      2,468,813
                                                                                                                     ===========
                     Net increase in net assets resulting from operations .......................................      1,845,651
                                                                                                                     ===========
====================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions .........................     65,334,554
Transactions:                                                                                                        -----------

====================================================================================================================================
Net Assets:          Total increase in net assets ...............................................................     67,180,205
                     Beginning of period ........................................................................        100,000
                                                                                                                     -----------
                     End of period ..............................................................................    $67,280,205
                                                                                                                     ===========
====================================================================================================================================

+ Commencement of operations.

  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                     The following per share data and ratios have been derived
MERRILL LYNCH        from information provided in the financial statements.          For the Period Nov. 26, 1999+ to March 31, 2000
GLOBAL FINANCIAL                                                                     -----------------------------------------------
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                              Class A    Class B    Class C    Class D
====================================================================================================================================
Per Share            Net asset value, beginning of period ..............................  $ 10.00    $ 10.00    $ 10.00    $ 10.00
Operating                                                                                 -------    -------    -------    -------
Performance:         Investment income (loss)--net .....................................      .02       (.02)      (.02)       .01
                     Realized and unrealized gain on investments from the Portfolio--net      .23        .24        .24        .23
                                                                                          -------    -------    -------    -------
                     Total from investment operations ..................................      .25        .22        .22        .24
                                                                                          -------    -------    -------    -------
                     Net asset value, end of period ....................................  $ 10.25    $ 10.22    $ 10.22    $ 10.24
                                                                                          =======    =======    =======    =======
====================================================================================================================================
Total Investment     Based on net asset value per share ................................    2.50%++    2.20%++    2.20%++    2.40%++
Return**:                                                                                 =======    =======    =======    =======
====================================================================================================================================
Ratios to Average    Expenses@ .........................................................    1.82%*     2.82%*     2.82%*     2.06%*
Net Assets:                                                                               =======    =======    =======    =======
                     Investment income (loss)--net .....................................     .25%*     (.54%)*    (.57%)*     .42%*
                                                                                          =======    =======    =======    =======
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........................  $ 4,987    $42,994    $ 9,958    $ 9,341
Data:                                                                                     =======    =======    =======    =======
====================================================================================================================================

 * Annualized.
** Total investment returns exclude the effects of sales charges.
 + Commencement of operations.
 @ Includes the Fund's share of the Portfolio's allocated expenses. ++ Aggregate total investment return.

   See Notes to Financial Statements.


                                     6 & 7

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on November 26, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on June 1, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions-- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ........................................      .25%              .75%
Class C ........................................      .25%              .75%
Class D ........................................      .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period November 26, 1999 to March 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                         MLFD         MLPF&S
--------------------------------------------------------------------------------
Class D ........................................        $2,501       $323,895
--------------------------------------------------------------------------------

For the period November 26, 1999 to March 31, 2000, MLPF&S received contingent deferred sales charges of $33,016 and $3,781 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period November 26, 1999 to March 31, 2000 were $67,486,126 and $2,426,369, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $65,334,554 for the period November 26, 1999 to March 31, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                       Dollar
November 26, 1999+ to March 31, 2000               Shares           Amount
--------------------------------------------------------------------------------
Shares sold .................................     745,706        $ 7,339,342
Shares redeemed .............................    (261,729)        (2,409,689)
                                                ---------        -----------
Net increase ................................     483,977        $ 4,929,653
                                                =========        ===========
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class B Shares for the Period                                       Dollar
November 26, 1999+ to March 31, 2000              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   4,466,719        $44,128,264
Automatic conversion of shares ..............      (3,009)           (27,702)
Shares redeemed .............................    (257,867)        (2,389,344)
                                                ---------        -----------
Net increase ................................   4,205,843        $41,711,218
                                                =========        ===========
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class C Shares for the Period                                       Dollar
November 26, 1999+ to March 31, 2000              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   1,063,951        $10,470,699
Shares redeemed .............................     (91,720)          (837,602)
                                                ---------        -----------
Net increase ................................     972,231        $ 9,633,097
                                                =========        ===========
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class D Shares for the Period                                       Dollar
November 26, 1999+ to March 31, 2000              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   1,032,169        $10,234,805
Automatic conversion of shares ..............       3,007             27,702
                                                ---------        -----------
Total issued ................................   1,035,176         10,262,507
Shares redeemed .............................    (125,782)        (1,201,921)
                                                ---------        -----------
Net increase ................................     909,394        $ 9,060,586
                                                =========        ===========
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


                                     8 & 9

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                     Global Financial Services Portfolio
                     --------------------------------------------------------------------------------------------------
                                                                                                                Percent
                                            Shares                                                               of Net
MIDDLE EAST          Industries              Held                 Investments                           Value    Assets
=======================================================================================================================
Israel               Banking               110,000  Bank Hapoalim                                   $   350,367    0.5%
                                           137,000  Bank Leumi Le-Israel                                317,295    0.5
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in the Middle East
                                                    (Cost--$549,807)                                    667,662    1.0
=======================================================================================================================
NORTH AMERICA
=======================================================================================================================
Canada               Banking                12,700  Bank of Nova Scotia                                 254,122    0.4
                                             9,000  Royal Bank of Canada                                421,546    0.7
                                            16,500  The Toronto-Dominion Bank                           436,424    0.6
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Canada                       1,112,092    1.7
=======================================================================================================================
United States        Banking                14,600  AmSouth Bancorporation                              218,087    0.3
                                            15,000  BB&T Corporation                                    420,937    0.6
                                            46,900  Bank of America Corporation                       2,459,319    3.7
                                            23,000  Bank One Corporation                                790,625    1.2
                                            24,100  Capital One Financial Corporation                 1,155,294    1.7
                                            24,700  The Chase Manhattan Corporation                   2,153,531    3.2
                                            10,000  Comerica Incorporated                               418,750    0.6
                                            13,100  Fifth Third Bancorp                                 825,300    1.2
                                            23,200  First Union Corporation                             864,200    1.3
                                            41,000  FleetBoston Financial Corporation                 1,496,500    2.2
                                             7,000  Greater Bay Bancorp                                 281,313    0.4
                                             6,100  Investors Financial Services                        357,994    0.5
                                            12,400  J.P. Morgan & Co., Incorporated                   1,633,700    2.4
                                             8,300  Mellon Financial Corporation                        244,850    0.4
                                             8,900  Northern Trust Corporation                          601,306    0.9
                                            13,700  PNC Bank Corp.                                      617,356    0.9
                                            24,000 +Silicon Valley Bancshares                         1,698,000    2.5
                                            10,500  State Street Corporation                          1,017,188    1.5
                                             7,000  SunTrust Banks, Inc.                                404,250    0.6
                                            11,000  U.S. Bancorp                                        240,625    0.4
                                            11,000  U.S. Trust Corporation                            2,079,000    3.1
                                            18,000  Washington Mutual, Inc.                             477,000    0.7
                                                                                                    -----------  -----
                                                                                                     20,455,125   30.3
                     -------------------------------------------------------------------------------------------------
                     Computer Services       3,100 +CheckFree Holdings Corporation                      218,163    0.3
                     -------------------------------------------------------------------------------------------------
                     Computer Software       4,900 +Intuit Inc.                                         266,131    0.4
                     -------------------------------------------------------------------------------------------------
                     Computers                 400 +Palm, Inc.                                           17,925    0.0
                     -------------------------------------------------------------------------------------------------
                     Data Processing         5,100 +Digital Insight Corporation                         257,231    0.4
                                            10,500 +Fiserv, Inc.                                        389,813    0.6
                                            16,600 +Netzee, Inc.                                        242,775    0.4
                                             2,700 +S1 Corporation                                      231,356    0.3
                                                                                                    -----------  -----
                                                                                                      1,121,175    1.7
                     -------------------------------------------------------------------------------------------------
                     Financial Services     30,500  Advanta Corp.                                       619,531    0.9
                                            12,000  American Express Company                          1,787,250    2.7
                                            14,100  Associates First Capital Corporation (Class A)      302,269    0.4
                                             4,400 +The BISYS Group, Inc.                               290,400    0.4
                                            40,600  Citigroup Inc.                                    2,408,087    3.6
                                            13,300 +CompuCredit Corporation                             484,619    0.7
                                            22,000  Federal Home Loan Mortgage Association              972,125    1.4
                                            17,000  Federal National Mortgage Association               959,437    1.4
                                            30,000  Firstar Corporation                                 688,125    1.0
                                            14,000  Franklin Resources, Inc.                            468,125    0.7
                                             4,000  The Goldman Sachs Group, Inc.                       420,500    0.6
                                             6,100  The Hartford Financial Services Group, Inc.         321,775    0.5
                                            20,900  Household International, Inc.                       779,831    1.2
                                            18,000 +Knight/Trimark Group, Inc. (Class A)                919,125    1.4
                                             7,000  Lehman Brothers Holdings, Inc.                      679,000    1.0
                                            27,100  MBNA Corporation                                    691,050    1.0
                                            22,800  Metris Companies Inc.                               886,350    1.3
                                            26,000  Morgan Stanley Dean Witter & Co.                  2,120,625    3.2
                                            52,000  Wells Fargo Company                               2,128,750    3.2
                                                                                                    -----------  -----
                                                                                                     17,926,974   26.6
                     -------------------------------------------------------------------------------------------------
                     Insurance              19,000  AFLAC Incorporated                                  865,687    1.3
                                            14,000  AXA Financial, Inc.                                 502,250    0.7
                                             8,700  Allmerica Financial Corporation                     443,700    0.7
                                            24,900  The Allstate Corporation                            592,931    0.9
                                             6,900  Ambac Financial Group, Inc.                         347,587    0.5
                                             9,800  American General Corporation                        550,025    0.8
                                            24,500  American International Group, Inc.                2,682,750    4.0
                                             4,000  Aon Corporation                                     129,000    0.2
                                            12,500  CIGNA Corporation                                   946,875    1.4
                                            28,000 +John Hancock Financial Services, Inc.               505,750    0.8
                                             8,000  Lincoln National Corporation                        268,000    0.4
                                             4,800  MBIA, Inc.                                          249,900    0.4
                                            12,200  Marsh & McLennan Companies, Inc.                  1,345,813    2.0
                                            20,200  Providian Financial Corporation                   1,749,825    2.6
                                            11,000  Travelers Property Casualty Corp. (Class A)         453,750    0.7
                                             8,000  United HealthCare Corporation                       477,000    0.7
                                                                                                    -----------  -----
                                                                                                     12,110,843   18.1
                     -------------------------------------------------------------------------------------------------


                                    10 & 11

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                     Global Financial Services Portfolio (concluded)
                     --------------------------------------------------------------------------------------------------
                                                                                                                Percent
NORTH AMERICA                               Shares                                                               of Net
(concluded)          Industries              Held                 Investments                           Value    Assets
=======================================================================================================================
=======================================================================================================================
United States        Investment Management  17,500  Alliance Capital Management Holding L.P.        $   725,156    1.1%
(concluded)                                  4,200 +Kansas City Southern Industries, Inc.               360,938    0.5
                                             8,300  T. Rowe Price Associates, Inc.                      327,850    0.5
                                                                                                    -----------  -----
                                                                                                      1,413,944    2.1
                     -------------------------------------------------------------------------------------------------
                     Savings & Loan         27,800  Bank United Corp. (Class A)                         875,700    1.3
                     Associations           12,000  GreenPoint Financial Corp.                          235,500    0.3
                                            58,300  Sovereign Bancorp, Inc.                             439,072    0.7
                                                                                                    -----------  -----
                                                                                                      1,550,272    2.3
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in the United States           55,080,552   81.8
=======================================================================================================================
                                                    Total Investments in North America
                                                    (Cost--$53,223,320)                              56,192,644   83.5
=======================================================================================================================
PACIFIC
BASIN/ASIA
=======================================================================================================================
Hong Kong            Banking                44,800  HSBC Holdings PLC                                   523,573    0.8
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Hong Kong                      523,573    0.8
=======================================================================================================================
Japan                Banking                21,000  The Bank of Tokyo-Mitsubishi, Ltd.                  300,366    0.4
                                            48,000  The Daiwa Bank, Ltd.                                142,271    0.2
                                            14,000  The Fuji Bank, Limited                              131,721    0.2
                                            10,000  The Sanwa Bank, Ltd.                                104,129    0.2
                                             9,000  The Sumitomo Bank, Ltd.                             134,256    0.2
                                            17,000  The Tokai Bank Ltd.                                 102,764    0.1
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Japan                          915,507    1.3
=======================================================================================================================
                                                    Total Investments in the Pacific Basin/Asia
                                                    (Cost--$1,628,830)                                1,439,080    2.1
=======================================================================================================================
WESTERN EUROPE
=======================================================================================================================
France               Banking                 6,300  Banque Nationale de Paris (BNP)                     497,349    0.7
                                             3,000  Societe Generale 'A'                                598,254    0.9
                                                                                                    -----------  -----
                                                                                                      1,095,603    1.6
                     -------------------------------------------------------------------------------------------------
                     Insurance               4,000  Axa                                                 566,868    0.8
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in France                       1,662,471    2.4
=======================================================================================================================
Ireland              Banking & Financial    23,600  Allied Irish Banks PLC                              228,538    0.3
                                           125,000  Anglo Irish Bank Corporation PLC                    307,594    0.5
                                            57,000  Bank of Ireland                                     406,893    0.6
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Ireland                        943,025    1.4
=======================================================================================================================
Netherlands          Banking                20,500  ABN AMRO Holding NV                                 456,867    0.7
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in the Netherlands                456,867    0.7
=======================================================================================================================
Norway               Financial Services     65,000  DNB Holding                                         249,550    0.4
                                            21,400  Sparebanken NOR (Capital Certificates)              403,190    0.6
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Norway                         652,740    1.0
=======================================================================================================================
Spain                Banking & Financial    35,000  Banco Santander Central Hispano, SA                 376,110    0.6
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Spain                          376,110    0.6
=======================================================================================================================
United Kingdom       Banking                15,500  Barclays PLC                                        410,965    0.6
                     -------------------------------------------------------------------------------------------------
                     Investment Management  29,000  Amvescap PLC                                        394,398    0.6
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in the United Kingdom             805,363    1.2
=======================================================================================================================
                                                    Total Investments in Western Europe
                                                    (Cost--$5,324,897)                                4,896,576    7.3
=======================================================================================================================
                                           Face
                                           Amount           Short-Term Securities
=======================================================================================================================
                     Commercial Paper*  $2,182,000  General Motors Acceptance Corp.,
                                                    6.38% due 4/03/2000                               2,181,227    3.2
                                         1,585,000  Transamerica Finance Corporation,
                                                    6.03% due 4/12/2000                               1,582,080    2.4
                     -------------------------------------------------------------------------------------------------
                                                    Total Investments in Short-Term
                                                    Securities (Cost--$3,763,307)                     3,763,307    5.6
=======================================================================================================================
                     Total Investments (Cost--$64,490,161)                                           66,959,269   99.5
                     Other Assets Less Liabilities                                                      339,895    0.5
                                                                                                    -----------  -----
                     Net Assets                                                                     $67,299,164  100.0%
                                                                                                    ===========  =====
=======================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
+ Non-income producing security.

  See Notes to Financial Statements.


                                    12 & 13

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL
FINANCIAL SERVICES
PORTFOLIO            As of March 31, 2000
==================================================================================================================================
Assets:              Investments, at value (identified cost--$64,490,161) ..........................                   $66,959,269
                     Cash ..........................................................................                           956
                     Receivables:
                      Contributions ................................................................   $   380,109
                      Dividends ....................................................................       120,229         500,338
                                                                                                       -----------
                     Prepaid expenses and other assets .............................................                         4,363
                                                                                                                       -----------
                     Total assets ..................................................................                    67,464,926
                                                                                                                       -----------
==================================================================================================================================
Liabilities:         Payables:
                      Withdrawals ..................................................................        95,507
                      Investment adviser ...........................................................        18,797
                      Securities purchased .........................................................        17,469         131,773
                                                                                                       -----------
                     Accrued expenses ..............................................................                        33,989
                                                                                                                       -----------
                     Total liabilities .............................................................                       165,762
                                                                                                                       -----------
==================================================================================================================================
Net Assets:          Net assets ....................................................................                   $67,299,164
                                                                                                                       ===========
==================================================================================================================================
Net Assets           Partners' capital .............................................................                   $64,830,347
Consist of:          Unrealized appreciation on investments and foreign currency transactions--net .                     2,468,817
                                                                                                                       -----------
                     Net assets ....................................................................                   $67,299,164
                                                                                                                       ===========
==================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO            For the Period November 26, 1999+ to March 31, 2000
==================================================================================================================================
Investment           Dividends (net of $8,870 foreign withholding tax) ...............................                 $   364,670
Income:              Interest and discount earned ....................................................                      92,042
                                                                                                                       -----------
                     Total income ....................................................................                     456,712
                                                                                                                       -----------
==================================================================================================================================
Expenses:            Investment advisory fees ........................................................   $    80,034
                     Accounting services .............................................................        15,352
                     Custodian fees ..................................................................        12,251
                     Trustees' fees and expenses .....................................................        10,123
                     Offering costs ..................................................................         8,634
                     Professional fees ...............................................................         4,764
                     Pricing fees ....................................................................         1,548
                     Other ...........................................................................         1,265
                                                                                                         -----------
                     Total expenses ..................................................................                     133,971
                                                                                                                       -----------
                     Investment income--net ..........................................................                     322,741
                                                                                                                       -----------
==================================================================================================================================
Realized &           Realized loss from:
Unrealized Gain        Investments--net ..............................................................      (551,345)
(Loss) On              Foreign currency transactions--net ............................................          (906)     (552,251)
Investments &                                                                                            -----------
Foreign Currency     Unrealized appreciation/depreciation on:
Transactions--Net:     Investments--net ..............................................................     2,469,108
                       Foreign currency transactions--net ............................................          (291)    2,468,817
                                                                                                         -----------   -----------
                     Net Increase in Net Assets Resulting from Operations ............................                 $ 2,239,307
                                                                                                                       ===========
==================================================================================================================================

+ Commencement of operations.

  See Notes to Financial Statements.


                                    14 & 15

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

STATEMENT OF CHANGES IN NET ASSETS

GLOBAL                                                                                      For the Period
FINANCIAL SERVICES                                                                         Nov. 26, 1999+ to
PORTFOLIO            Increase (Decrease) in Net Assets:                                     March 31, 2000
============================================================================================================
Operations:          Investment income--net .............................................     $   322,741
                     Realized loss on investments--net ..................................        (552,251)
                     Unrealized appreciation/depreciation on investments--net ...........       2,468,817
                                                                                              -----------
                     Net increase in net assets resulting from operations ...............       2,239,307
                                                                                              -----------
============================================================================================================
Net Capital          Increase in net assets derived from net capital contributions ......      65,059,857
Contributions:                                                                                -----------

============================================================================================================
Net Assets:          Total increase in net assets .......................................      67,299,164
                     Beginning of period ................................................              --
                                                                                              -----------
                     End of period ......................................................     $67,299,164
                                                                                              ===========
============================================================================================================

+ Commencement of operations.

  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL                                                                        For the Period
FINANCIAL SERVICES   The following ratios have been derived from             Nov. 26, 1999+ to
PORTFOLIO            information provided in the financial statements.         March 31, 2000
==============================================================================================
Ratios to Average    Expenses ............................................      $        .67%*
Net Assets:                                                                     ============
                     Investment income--net ..............................              1.61%*
                                                                                ============
==============================================================================================
Supplemental         Net assets, end of period (in thousands) ............      $     67,299
Data:                                                                           ============
                     Portfolio turnover ..................................             29.38%
                                                                                ============
==============================================================================================

* Annualized.
+ Commencement of operations.

  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

GLOBAL FINANCIAL SERVICES PORTFOLIO

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


                                    16 & 17

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

GLOBAL FINANCIAL SERVICES PORTFOLIO

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets.

In addition, MLPF&S received $14,705 in commissions on the execution of portfolio security transactions for the Fund for the period November 26, 1999 to March 31, 2000.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 26, 1999 to March 31, 2000 were $74,657,782 and $13,379,659, respectively.

Net realized losses for the period November 26, 1999 to March 31, 2000 and net unrealized gains (losses) as of March 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                    Realized       Unrealized
                                                     Losses      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..........................   $(551,268)     $2,469,108
Short-term investments .........................         (77)             --
Foreign currency transactions ..................        (906)           (291)
                                                   ---------      ----------
Total ..........................................   $(552,251)     $2,468,817
                                                   =========      ==========
--------------------------------------------------------------------------------

As of March 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $2,469,108, of which $5,752,897 related to appreciated securities and $3,283,789 related to depreciated securities. At March 31, 2000, the aggregate cost of investments for Federal income tax purposes was $64,490,161.

PORTFOLIO INFORMATION

Worldwide Investments As of March 31, 2000

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
American International Group, Inc. ..................................     4.0%
Bank of America Corporation .........................................     3.7
Citigroup Inc. ......................................................     3.6
The Chase Manhattan Corporation .....................................     3.2
Wells Fargo Company .................................................     3.2
Morgan Stanley Dean Witter & Co. ....................................     3.2
U.S. Trust Corporation ..............................................     3.1
American Express Company ............................................     2.7
Providian Financial Corporation .....................................     2.6
Silicon Valley Bancshares ...........................................     2.5

                                                                      Percent of
Industries Represented in the Portfolio                               Net Assets
Banking ..............................................................   38.0%
Financial Services ...................................................   27.6
Insurance ............................................................   18.9
Investment Management ................................................    2.7
Savings & Loan Associations ..........................................    2.3
Banking & Financial ..................................................    2.0
Data Processing ......................................................    1.7
Computer Software ....................................................    0.4
Computer Services ....................................................    0.3
Computers ............................................................    0.0+

+ Amount is less than 0.1%.

                                                                     Percent of
Breakdown of Investments by Country                                  Net Assets*
United States .......................................................    81.8%
France ..............................................................     2.4
Canada ..............................................................     1.7
Ireland .............................................................     1.4
Japan ...............................................................     1.3
United Kingdom ......................................................     1.2
Israel ..............................................................     1.0
Norway ..............................................................     1.0
Hong Kong ...........................................................     0.8
Netherlands .........................................................     0.7
Spain ...............................................................     0.6

* Total may not equal 100%.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #MLGFSF--3/00

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